Reinsurance	9 Months Ended
Sep. 30, 2018
Notes
Reinsurance

Note 7:  Reinsurance

The Company entered into a reinsurance agreement with its affiliate, CMFG Life, on a coinsurance and modified coinsurance basis. The agreement was effective November 1, 2015 to cede 100% of its investment-type contracts for its flexible premium deferred variable annuity, which are accounted for using the deposit method of accounting. On October 15, 2018, the Company amended its reinsurance agreement with CMFG Life to include a new flexible premium deferred variable annuity offering by the Company and will continue to cede 100% of its investment-type contracts for its flexible premium deferred variable annuities. MLIC began selling its flexible premium deferred variable annuity in 2016. The Company had $289,852 and $165,924 of assets on deposit for these contracts as of September 30, 2018 and December 31, 2017, respectively. The Company had related liabilities of $289,852 and $165,924 as of September 30, 2018 and December 31, 2017, respectively, which are included in policyholder account balances in the balance sheets. The Company had separate account assets and liabilities for these contracts of $103,929 and $103,929 and $69,005 and $69,005, respectively, as of September 30, 2018 and December 31, 2017. The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $12,795 and $7,223 for the nine months ended September 30, 2018 and 2017, respectively.

The Company entered into an agreement with its affiliate, CMFG Life, effective January 1, 2013 to cede 100% of its investment-type contracts for its single premium deferred annuity, which are accounted for using the deposit method of accounting. The Company had $2,796,383 and $2,287,109 of assets on deposit for these contracts as of September 30, 2018 and December 31, 2017, respectively. The Company had related liabilities of $2,796,383 and $2,287,109, respectively which are included in policyholder account balances in the balance sheets. The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $38,134 and $33,269 for the nine months ended September 30, 2018 and 2017, respectively.

On October 31, 2012, the Company ceded 95% of its insurance policies in force pursuant to a reinsurance agreement with CMFG Life and the Company was reimbursed for 95% of expenses incurred in the provision of policyholder and benefit payment services, and insurance taxes and charges on a go forward basis under this contract. On September 30, 2015, the Company amended its reinsurance agreement with CMFG Life and now cedes 100% of its insurance policies in force to CMFG Life and is reimbursed 100% for expenses incurred in the provision of policyholder and benefit payments services, and insurance taxes and charges going forward.

MLIC did not have any other reinsurance agreements at September 30, 2018 or December 31, 2017 and the entire reinsurance recoverable balance of $23,979 and $23,973, respectively, was due from CMFG Life. The recoverable balances are not collateralized and the Company retains the risk of loss in the event CMFG Life is unable to meet its obligations assumed under the reinsurance agreements. MLIC believes the risk of non-collection is remote due to CMFG Life’s stable A ratings from A.M. Best Company and S&P Global Ratings and A2 rating from Moody’s Investors Service.

The effects of reinsurance on contract charges, interest credited to policyholder accounts, premiums and on claims, benefits, and losses incurred for the three months and nine months ended September 30 are as follows:

	Three months ended		Nine months ended
	September 30,		September 30,
	2018	2017	2018	2017
Premiums:
Direct - written	$ 499	$ 612	$ 2,236	$ 2,040
Direct - change in unearned	(12)	(17)	(14)	(11)
Direct - earned	487	595	2,222	2,029

Ceded to affiliate - written	(499)	(612)	(2,236)	(2,040)
Ceded to affiliate - change in unearned	12	17	14	11
Ceded to affiliate - earned	(487)	(595)	(2,222)	(2,029)

Premiums - written, net	-	-	-	-
Premiums - change in unearned, net	-	-	-	-
Premiums, net	$ -	$ -	$ -	$ -

Contract charges:
Direct	$ 2,040	$ 908	$ 5,373	$ 2,376
Ceded to affiliate	(2,040)	(908)	(5,373)	(2,376)

Contract charges, net	$ -	$ -	$ -	$ -

Claims, benefits and losses incurred:
Direct	$ 761	$ 678	$ 2,193	$ 2,003
Ceded to affiliate	(761)	(678)	(2,193)	(2,001)

Claims, benefits and losses, net	$ -	$ -	$ -	$ 2

Interest credited to policyholder account balances:
Direct	$ 10,531	$ 8,387	$ 30,368	$ 22,766
Ceded to affiliate	(10,531)	(8,387)	(30,383)	(22,766)

Interest credited to policyholder account balances, net	$ -	$ -	$ (15)	$ -